LONG TERM RECEIVABLES AND DEPOSITS	12 Months Ended
Dec. 31, 2011
LONG TERM RECEIVABLES AND DEPOSITS [Abstract]
LONG TERM RECEIVABLES AND DEPOSITS
NOTE 5:-          LONG TERM RECEIVABLES AND DEPOSITS

	December 31,
	2011	2010

Costs and estimated earnings in excess of billings on uncompleted contracts (see Note 3)	$1,084	$745
Restricted cash	440	725
Leasing deposits	39	76

	$1,563	$1,546